OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Tax receivables	$ 5,540	$ 5,019
Prepaid expenses and payments on account of purchases to silicon vendors	36,786	6,990
Receivables from Hedging transactions - see Notes 10, 12A and 12D	10,322	11,609
Insurance receivables - see Note 14E	0	5,949
Other receivables	2,169	1,243
Other current assets	$ 54,817	$ 30,810